Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Common Control Acquisition [Abstract]
Disclosure of detailed information about common control acquisitions
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

(in thousands of USD)
Vessels (Note 8)	425,564
Assets under construction (Note 8)	478,235
Other tangible assets (Note 8 and 21)	23,650
Intangible assets (Note 9)	3,538
Investments in equity accounted investees (Note 27)	12,399
Receivables	16,514
Deferred tax assets	5,414
Current assets	57,128
Cash and cash equivalents	4,176
LT loans and borrowings	(532,439)
Provisions	(111)
Current liabilities	(58,108)
Total identifiable net assets acquired	435,960

(in thousands of USD)
Consideration transferred in cash	1,153,000
Consideration repayment outstanding shareholders loan	79,930
Total identifiable net assets acquired	435,960
796,970